Annual Fund Operating Expenses - Invesco NASDAQ Next Gen 100 ETF - Invesco NASDAQ Next Gen 100 ETF	Oct. 07, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.15%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.